SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is February 28, 2022.

MFS® Variable Insurance Trust II:

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO
MFS® CORE EQUITY PORTFOLIO
MFS® CORPORATE BOND PORTFOLIO
MFS® EMERGING MARKETS EQUITY PORTFOLIO
MFS® GLOBAL GOVERNMENTS PORTFOLIO
MFS® GLOBAL GROWTH PORTFOLIO
MFS® GLOBAL RESEARCH PORTFOLIO
MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO
MFS® GOVERNMENT SECURITIES PORTFOLIO

MFS® HIGH YIELD PORTFOLIO
MFS® INCOME PORTFOLIO (FORMERLY MFS® STRATEGIC INCOME PORTFOLIO)
MFS® INTERNATIONAL GROWTH PORTFOLIO
MFS® INTERNATIONAL INTRINSIC VALUE PORTFOLIO
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
MFS® RESEARCH INTERNATIONAL PORTFOLIO
MFS® TECHNOLOGY PORTFOLIO
MFS® U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Effective immediately, the third paragraph of the sub-section entitled "Compensation" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" is hereby restated, as follows:
With respect to each portfolio manager except Mr. David Shindler, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.
Effective immediately, the following is added as the tenth paragraph of the sub-section entitled "Compensation" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)":
With respect to Mr. David Shindler, his compensation reflects his broader role within MFS as Co-Chief Investment Officer-Equity-Europe in addition to being a portfolio manager.  His performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.  The quantitative portion is based on the pre-tax performance of accounts managed by Mr. Shindler over a range of fixed-length time periods and overall group investment performance and business performance metrics.  The qualitative portion is based on the results of an annual internal review process conducted by the Chief Investment Officer which takes into account his broad leadership responsibilities.  This performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.

Effective immediately, the sub-sections entitled "Ownership of Fund Shares" and "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" are hereby restated, with respect to MFS Global Tactical Allocation Portfolio only, as follows:
Ownership of Fund Shares
Because the Fund serves as an underlying investment vehicle for Contracts, the portfolio managers are not eligible to invest directly in the Fund. Therefore, no portfolio manager owned shares of the Fund as of January 31, 2022.

Other Accounts
In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub-advised by MFS or an affiliate.  Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed.  The number and assets of these accounts were as follows as of the Fund's fiscal year ended December 31, 2020, unless otherwise indicated:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Global Tactical Allocation Portfolio	Pilar Gomez-Bravo	Registered Investment Companies[4]	5	$4.0 billion
		Other Pooled Investment Vehicles	7	$3.0 billion
		Other Accounts	4	$1.0 billion
	Steven Gorham	Registered Investment Companies[4]	18	$89.2 billion
		Other Pooled Investment Vehicles	9	$6.8 billion
		Other Accounts	35	$20.2 billion
	Andy Li	Registered Investment Companies[4]	5	$4.0 billion

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Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
		Other Pooled Investment Vehicles	7	$3.0 billion
		Other Accounts	4	$1.0 billion
	Johnathan Munko[1]	Registered Investment Companies[4]	6	$14.5 billion
		Other Pooled Investment Vehicles	6	$3.0 billion
		Other Accounts	16	$11.3 billion
	Vipin Narula	Registered Investment Companies[4]	2	$2.4 billion
		Other Pooled Investment Vehicles	6	$3.0 billion
		Other Accounts	17	$11.1 billion
	Ben Nastou	Registered Investment Companies[4]	3	$1.5 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable
	Henry Peabody	Registered Investment Companies[4]	11	$22.4 billion
		Other Pooled Investment Vehicles	7	$3.8 billion
		Other Accounts	6	$1.3 billion
	Jonathan Sage	Registered Investment Companies[4]	21	$23.0 billion
		Other Pooled Investment Vehicles	15	$3.9 billion
		Other Accounts	26	$8.3 billion
	Natalie Shapiro	Registered Investment Companies[4]	21	$27.7 billion
		Other Pooled Investment Vehicles	13	$682.6 million
		Other Accounts	0	Not Applicable
	Erich Shigley[2]	Registered Investment Companies[4]	2	$706.8 million
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable
	David Shindler[3]	Registered Investment Companies[4]	4	$10.0 billion
		Other Pooled Investment Vehicles	8	$3.0 billion
		Other Accounts	35	$17.0 billion
	Robert Spector	Registered Investment Companies[4]	7	$4.3 billion
		Other Pooled Investment Vehicles	11	$5.2 billion
		Other Accounts	47	$2.6 billion
	Erik Weisman	Registered Investment Companies[4]	8	$6.6 billion
		Other Pooled Investment Vehicles	6	$3.1 billion
		Other Accounts	3	$895.0 million
1 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of March 1, 2021.
2 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of November 30, 2021.
3 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of January 31, 2022.
4 Includes the Fund.

Advisory fees were not based upon performance of any of the accounts identified in the table above.

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